Document and Entity Information	Feb. 01, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001883788
Document Type	8-K
Document Period End Date	Feb. 01, 2023
Entity Registrant Name	AURORA TECHNOLOGY ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-41250
Entity Tax Identification Number	98-1624542
Entity Address, Address Line One	4 Embarcadero Center
Entity Address, Address Line Two	Suite 1449
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(650)
Local Phone Number	550-0458
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Nonredeemable Class A And Class B Ordinary Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value, $0.0001 per share, one Redeemable Warrant to acquire one-half of one Class A
Trading Symbol	ATAKU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares
Trading Symbol	ATAK
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each two warrants exercisable for one Class A ordinary share at $11.50 per share
Trading Symbol	ATAKW
Security Exchange Name	NASDAQ
Stock Appreciation Rights (SARs) [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, each 10 rights entitling the holder thereof to one Class A ordinary share
Trading Symbol	ATAKR
Security Exchange Name	NASDAQ